Average Annual Total Returns - First Trust RBA American Industrial Renaissance ETF	First Trust RBA American Industrial Renaissance ETF 1 Year	First Trust RBA American Industrial Renaissance ETF 5 Years	First Trust RBA American Industrial Renaissance ETF Since Inception	First Trust RBA American Industrial Renaissance ETF Inception Date	First Trust RBA American Industrial Renaissance ETF After tax on distributions 1 Year	First Trust RBA American Industrial Renaissance ETF After tax on distributions 5 Years	First Trust RBA American Industrial Renaissance ETF After tax on distributions Since Inception	First Trust RBA American Industrial Renaissance ETF After tax on distributions and sale of fund shares 1 Year	First Trust RBA American Industrial Renaissance ETF After tax on distributions and sale of fund shares 5 Years	First Trust RBA American Industrial Renaissance ETF After tax on distributions and sale of fund shares Since Inception	Richard Bernstein Advisors American Industrial Renaissance® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Richard Bernstein Advisors American Industrial Renaissance® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Richard Bernstein Advisors American Industrial Renaissance® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 2500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	16.62%	15.70%	8.36%	Mar. 10, 2014	16.56%	15.59%	8.23%	9.84%	12.64%	6.61%	17.55%	16.53%	9.19%	18.40%	15.22%	12.97%	11.06%	12.38%	9.94%	19.99%	13.64%	9.91%